Related Party Transactions (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Related Party Transactions 1		$ 1,041,140
Related Party Transactions 2		81,072
Related Party Transactions 3		28,232
Related Party Transactions 4		30,447
Related Party Transactions 5		2,000,000
Related Party Transactions 6		$ 0.40
Related Party Transactions 7		1,002,500
Related Party Transactions 8		4,000,000
Related Party Transactions 9		25.00%
Related Party Transactions 10		25.00%
Related Party Transactions 11		25.00%
Related Party Transactions 12		5,000,000
Related Party Transactions 13		25.00%
Related Party Transactions 14		610,000
Related Party Transactions 15		1,000,000
Related Party Transactions 16		$ 0.61
Related Party Transactions 1	16,082
Related Party Transactions 2	32,465
Related Party Transactions 3	0
Related Party Transactions 4	0
Related Party Transactions 5	40,016
Related Party Transactions 6	28,232
Related Party Transactions 7	2,000,000
Related Party Transactions 8	$ 0.40
Related Party Transactions 9	4,000,000
Related Party Transactions 10	25.00%
Related Party Transactions 11	25.00%
Related Party Transactions 12	610,000
Related Party Transactions 13	25.00%
Related Party Transactions 14	$ 5,000,000
Related Party Transactions 15	25.00%